CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (101,097)	$ (14,241)	¥ (202,996)	¥ (128,468)
Depreciation of property and equipment	11,895	1,675	15,369	24,755
Amortization of intangible assets and land use right	7,387	1,040	11,675	18,609
Amortization of right-of-use assets	10,403	1,465	11,119	20,443
Provision/(reversal) of allowance for credit losses	(11,518)	(1,622)	(9,844)	17,829
Change in fair value of contingent consideration			(3,053)	(3,597)
Foreign exchange gains/(losses)	5,519	777	(5,259)	1,168
Impairment of long-term investments	22,240	3,132
Loss from disposal of property and equipment and intangible assets	9,097	1,281	4,964	1,762
Gain from dividend of equity investments			(130)	(5,982)
Share-based compensation expenses	15,926	2,242	5,049	9,132
Change in deferred tax liabilities	(812)	(114)	(1,741)	(2,382)
Remeasurement of equity investments			(5,603)	(11,443)
Change in fair value of investments	(25,690)	(3,618)	(23,608)	(32,687)
Gain from disposals of subsidiaries			(64,951)
Impairment of goodwill	114,661	16,150	112,102	0
Impairment of property and equipment, net	17,986	2,533
Share of results of equity investees	580	82	(292)	(726)
Changes in operating assets and liabilities:
Accounts receivable	(3,604)	(508)	(36,996)	39,834
Short-term and long-term amounts due from related parties	(5,362)	(755)	8,825	8,282
Prepayments and other current assets	(62,839)	(8,846)	48,558	175,139
Other non-current assets	35,276	4,969	2,113	(6,058)
Operating lease liabilities, current and non-current	(20,546)	(2,894)	(12,675)	(23,507)
Accounts and notes payable	53,125	7,482	16,775	(222,380)
Amounts due to related parties	1,695	239	31	(16,354)
Salary and welfare payable	(5,114)	(720)	(3,776)	(13,716)
Taxes payable	258	36	(3,646)	2,000
Advances from customers	171,297	24,127	(16,589)	(68,984)
Accrued expenses and other liabilities	(7,925)	(1,116)	11,588	(9,011)
Net cash (used in)/ provided by operating activities	232,838	32,796	(142,991)	(226,342)
Cash flows from investing activities:
Purchase of short-term investments	(606,877)	(85,477)	(462,513)	(336,548)
Proceeds from maturity of short-term investments	579,351	81,600	381,756	1,096,550
Cash paid for loan receivable	(452,974)	(63,800)	(825,294)	(858,538)
Cash received from loan repayment	528,813	74,482	876,608	724,277
Purchase of property and equipment and intangible assets	(9,788)	(1,379)	(6,450)	(14,742)
Cash paid for long-term investments	(1,050)	(148)
(Decrease in cash)/cash received from disposals of subsidiaries	3,243	457	(16,065)
Proceeds from maturity of long-term investments				86,845
Cash received from dividend of equity investment	212	30	130	5,982
Net cash provided by/(used in) investing activities	40,930	5,765	(51,828)	703,826
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of options	9	1	46	373
Acquisition of noncontrolling interests of subsidiaries	(600)	(85)		(1,903)
Repayment of borrowings and discounted notes	(400,803)	(56,452)	(240,532)	(620,932)
Proceeds from borrowings and discounted notes	378,000	53,240	240,000	277,900
Cash contribution from noncontrolling interests	815	115
Net cash used in financing activities	(22,579)	(3,181)	(486)	(344,562)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4,185)	(589)	(2,406)	(1,428)
Net increase/(decrease) in cash, cash equivalents and restricted cash	247,004	34,790	(197,711)	131,494
Cash, cash equivalents and restricted cash at the beginning of year	197,887	27,872	395,598	264,104
Cash, cash equivalents and restricted cash at the end of year	444,891	62,661	197,887	395,598
Supplemental disclosure of cash flow information
Income tax paid	1,478	208	2,199	3,007
Interest paid	4,060	572	5,046	7,110
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	9,159	1,290	6,925	4,429
Receivables related to exercise of stock options	(32)	(4)	(35)	(28)
Accrual related to purchase business acquisitions	¥ 4,100	$ 577	¥ 4,100	¥ 7,176